Schedule of Consolidation of Subsidiaries (Details)	Jun. 30, 2026
Shoal Media Canada Inc [Member]
Ownership percentage	100.00%
Kidoz Ltd [Member]
Ownership percentage	100.00%
Prado Media Ltd [Member]
Ownership percentage	100.00%
Shoal Media Inc [Member]
Ownership percentage	100.00%
Shoal Media UK Ltd [Member]
Ownership percentage	100.00%